Summary of Significant Accounting Policies - Revenue Recognition (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Summary of Significant Accounting Policies
Contract cost capitalized during the period	$ 28	$ 38	$ 162	$ 207	$ 183
Amortization expense related to the programs	37	$ 27	123	76	$ 28
Total costs capitalized	$ 331		$ 339	$ 300